Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March
31
,
2020
and
2021
are as follows.

	Yen in millions
	March 31, 2020
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	24,330	245,790	—	270,120	270,120	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,761,929	—	1,761,929	10,011	1,751,918	—	—
Japanese local government bonds	—	69,172	—	69,172	15,334	53,838	—	—
Japanese corporate bonds	—	220,679	30	220,709	14,774	205,935	—	—
Foreign government bonds *1	—	279,777	—	279,777	2,690	277,087	—	—
Foreign corporate bonds *2	—	343,980	15,770	359,750	94,156	265,594	—	—
Securitized products *3	—	33,383	171,840	205,223	—	205,223	—	—
Other	—	4,152	12,101	16,253	—	16,253	—	—
Equity securities	950,744	581,642	—	1,532,386	1,434,612	97,774	—	—
Other investments *4	7,162	816	9,242	17,220	—	17,220	—	—
Derivative assets *5	1,310	41,073	—	42,383	—	—	40,784	1,599

Total assets	983,546	3,582,393	208,983	4,774,922	1,841,697	2,890,842	40,784	1,599

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilities
Liabilities:
Future insurance policy benefits and policyholders’ account in the life insurance business *6	—	—	532,191	532,191	64,045	468,146	—	—
Derivative liabilities *5	2,077	33,789	—	35,866	—	—	16,814	19,052

Total liabilities	2,077	33,789	532,191	568,057	64,045	468,146	16,814	19,052

	Yen in millions
	March 31, 2021
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	30,164	258,731	—	288,895	288,895	—	—	—
Available-for-sale securities
Japanese national government bonds	—	2,443,266	—	2,443,266	394,295	2,048,971	—	—
Japanese local government bonds	—	74,063	—	74,063	29,624	44,439	—	—
Japanese corporate bonds	—	264,644	7,169	271,813	24,980	246,833	—	—
Foreign government bonds *1	—	325,856	—	325,856	—	325,856	—	—
Foreign corporate bonds *2	—	365,029	17,845	382,874	117,209	265,665	—	—
Securitized products *3	—	44,104	154,489	198,593	—	198,593	—	—
Other	—	21,466	24,355	45,821	—	45,821	—	—
Equity securities	1,757,134	704,214	—	2,461,348	2,044,763	416,585	—	—
Other investments *4	7,544	4,128	9,326	20,998	—	20,998	—	—
Derivative assets *5	261	28,476	—	28,737	—	—	14,412	14,325

Total assets	1,795,103	4,533,977	213,184	6,542,264	2,899,766	3,613,761	14,412	14,325

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilities
Liabilities:
Future insurance policy benefits and policyholders’ account in the life insurance business *6	—	—	536,189	536,189	42,309	493,880	—	—
Derivative liabilities *5	1,116	39,238	—	40,354	—	—	26,086	14,268

Total liabilities	1,116	39,238	536,189	576,543	42,309	493,880	26,086	14,268

*1
7,771 million yen and 15,654 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2020 and 2021. In the consolidated balance sheets, 2,386 million yen are included as marketable securities for the fiscal years ended March 31, 2020 and 5,385 million yen and 15,654 million yen are included as securities investment and other for the fiscal years ended March 31, 2020 and 2021, respectively.

*2
188,426 million yen and 228,761 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2020 and 2021, respectively. In the consolidated balance sheets, 34,502 million yen and 52,637 million yen are included as marketable securities and 153,924 million yen and 176,124 million yen are included as securities investment and other for the fiscal years ended March 31, 2020 and 2021, respectively.

*3
193,430 million yen and 192,451 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2020 and 2021, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.
*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.
*6	Future insurance policy benefits and policyholders’ account in the life insurance business are those for which the fair value option has been elected.
7
Net loss of 12,408 million yen and net gains of 4,645 million yen arising from assets and liabilities for which the fair value option has been elected are included in financial services revenue and financial services expense in the consolidated statements of income for the fiscal years ended March 31, 2020 and 2021, respectively.

Changes in Fair Value of Level Three Assets and Liabilities
The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2020
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholders’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	—	22,704	165,083	—	6,918	—
Acquisition of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. *1	—	—	—	—	—	547,190
Total realized and unrealized gains (losses):
Included in earnings (loss) *2	—	311	(18,151)	—	(500)	12,500
Included in other comprehensive income (loss) *3	—	(73)	1	—	—	3,032
Purchases and Issuances	30	13,597	40,175	12,101	4,711	5,295
Sales	—	—	—	—	(9)	—
Settlements	—	(20,867)	(12,967)	—	(1,878)	(4,762)
Transfers into level 3 *4	—	3,374	—	—	—	—
Transfers out of level 3 *5	—	(3,276)	(2,301)	—	—	—

Ending balance	30	15,770	171,840	12,101	9,242	532,191

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings (loss) *2	—	(94)	(16,507)	—	(376)	10,273

	Yen in millions
	Fiscal year ended March 31, 2021
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholders’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	30	15,770	171,840	12,101	9,242	532,191
Total realized and unrealized gains (losses):
Included in earnings (loss)* 2	—	1,465	14,000	5,703	772	(16,475)
Included in other comprehensive income (loss)* 3	(461)	73	—	(11)	—	(3,120)
Purchases and Issuances	7,600	5,441	—	11,215	28	1,996
Sales	—	—	—	—	(2)	—
Settlements	—	(7,835)	(34,488)	(4,681)	(825)	(17,593)
Other	—	(1,613)	1,014	28	111
Transfers into level 3* 4	—	4,544	2,123	—	—	—

Ending balance	7,169	17,845	154,489	24,355	9,326	536,189

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings (loss)* 2	—	600	17,419	—	(77)	(29,205)
Included in other comprehensive income (loss)* 3	(461)	14	—	(17)	—	(3,120)

*1	Refer to Note 24.

*2	Earning effects are included in financial services revenue and financial services expense in the consolidated statements of income.

*3
Unrealized gains (losses) are included in unrealized gains (losses) on securities, net for available-for-sale
securities and included in debt valuation adjustments for future insurance policy benefits and policyholders’ account in the consolidated statements of comprehensive income.

*4
Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*5	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis	During the fiscal years ended March 31, 2020 and 2021, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2020
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in SRE	15,911	—	—	13,347
Long-lived assets impairments	—	—	8,155	(36,003)

				(22,656)

	During the fiscal year ended March 31, 2021
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	32,033	(25,685)

				(25,685)

Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value
The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2020
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	2,161,432	—	2,161,432	1,927,054

Total assets	—	2,161,432	—	2,161,432	1,927,054

Liabilities:
Long-term debt including the current portion	—	699,358	—	699,358	664,773
Investment contracts included in policyholders’ account in the life insurance business	—	969,464	—	969,464	885,690

Total liabilities	—	1,668,822	—	1,668,822	1,550,463

	Yen in millions
	March 31, 2021
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	—	2,559,073	2,559,073	2,354,546

Total assets	—	—	2,559,073	2,559,073	2,354,546

Liabilities:
Long-term debt including the current portion	—	911,885	39,989	951,874	904,993
Investment contracts included in policyholders’ account in the life insurance business	—	1,159,195	—	1,159,195	1,103,785

Total liabilities	—	2,071,080	39,989	2,111,069	2,008,778